FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2008

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] November 5, 2008

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
57

Form 13F Information Table Value Total:
$410,956,487

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 September 30, 2008
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	   13,959	   42,950   x      42,950
AMERICAN NAT'L INS. CO	COM  	23645104  	  383,080	    5,610   x       5,610
AMERICAN TEL & TEL    	COM  	030177109 	1,178,878	   43,545   x      43,545
ASTORIA FIN'L         	COM  	46265104	  564,780	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   14,072,904  	2,193,028   x   2,193,028
AMBAC FIN?L			COM	23139108	  268,000	  100,000	x	100,000
BANK OF AMERICA		COM	60505104	1,294,611	   47,114  	x      47,114
BRISTOL MYERS SQUIBB	COM  	110122108  31,778,784	1,543,159  	x   1,543,159
CFS BANCORP			COM 	12525D102	1,402,154	  166,002  	x     166,002
CITIGROUP, INC		COM  	172967101	  255,591	   17,820  	x      17,820
CHEVRONTEXCO CORP.	COM  	166764100	2,576,503	   34,508	x      34,508
COMCAST CL. A		COM	20030N101	2,337,167	  139,479  	x     139,479
DELMONTE FOODS		COM 	24522P103	   75,720	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	7,673,614	  457,162  	x     457,162
EXXON MOBIL CORP		COM  	30231G102	1,431,405	   19,312  	x      19,312
FIRST PLACE FIN'L		COM  	33610T109     135,140	   19,671  	x      19,671
FIRST NIAGARA FIN'L	COM	33582V108  16,151,606	1,024,594	x   1,024,594
FLUSHING FINANCIAL CORP	COM  	343873105  11,314,507	  727,621 	x     727,621
HOLOGIC              	COM 	436440101  17,777,976	1,291,922  	x   1,291,922
IBM                    	COM  	459200101   1,695,848      18,215 	x      18,215
IDT CORP.              	COM  	448947101   2,728,478	2,593,497  	x   2,593,497
IDT CORP. CL. B		COM  	448847309	  170,748     167,400	x     167,400
KANSAS CITY SOUTHERN   	COM  	485170302	  360,253      11,670 	x      11,670
KEYCORP NEW			COM	493267108	  392,181	   31,602	x	 31,602
KIRIN BREWERY LTD		COM	497350306     250,612	   23,100	x      23,100
LANDMARK SVGS. BK.     	COM  	514928100	1,995,000	   95,000   x      95,000
MARSHALL & ISLEY		COM	571834100	  210,843	   11,694	x      11,694
MERCK & CO.			COM  	589331107  20,344,048	  656,559  	x     656,559
MERITOR SVGS BK PA     	COM  	590007100	   54,784	   21,400  	x      21,400
MEDQUIST			COM	584949101   3,605,153	  922,034	x     922,034
MEDCO HEALTH SOL.		COM	58405U102	1,145,616	   28,753  	x      28,753
MONSANTO 			COM	66166W101	1,150,025	   12,381	x      12,381
MOTOROLA               	COM  	620076109	   64,440	   12,000  	x      12,000
MBIA INC.			COM	55262C100  12,514,303	1,188,430	x   1,188,430
NAM TAI ELEC.		COM  	629865205  13,198,531	1,718,778  	x   1,718,778
NEW YORK COMMUNITY BANC	COM  	649445103  56,279,821	3,568,944  	x   3,568,944
NEW YORK MAGIC         	COM  	629484106   1,092,381	   62,601  	x      62,601
NEWMARKET GROUP		COM	651587107     315,428	    8,369	x       8,369
NOVARTIS ADR           	COM  	66987V109	9,091,670	  178,303  	x     178,303
NY TIMES CL A.		COM	650111107   5,133,860	  513,386	x     513,386
OLD REPUBLIC           	COM  	680223104  17,631,298  	1,749,252  	x   1,749,252
PHI INC. NON-VOTE      	COM  	716604202	  728,635      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  35,026,636	1,968,754  	x   1,968,754
PROVIDENT BANCORP      	COM  	74383A109  15,689,734	1,186,818  	x   1,186,818
QUESTAR CORP.          	COM  	748356102     825,317	   23,950  	x      23,950
SCHERING PLOUGH		COM 	806605101  25,608,232	1,697,636	x   1,697,636
SEABOARD CORP.         	COM  	811543107  25,207,720      18,865  	x      18,865
SLM CORP.			COM	78443P106	6,301,434	  565,125  	x     565,125
SYMS CORP              	COM  	871551107	4,441,448     422,995  	x     422,995
TCF FIN'L              	COM  	872275102	  432,217      24,364  	x      24,364
THREE COM			COM  	885535104  10,605,622  	3,950,030  	x   3,950,030
TRAVELERS			COM	89417E109   4,545,178	  102,220	x     102,220
USEC INC.              	COM  	90333E108	  130,716	   31,650  	x      31,650
USG INC.			COM	903293405	  518,700	   35,000	x	 35,000
VIVENDI UNIVERSAL		COM 	92851S204	  355,364      13,736  	x      13,736
VOLVO                  	COM  	928856400	   53,000  	   10,000  	x      10,000
WYETH                  	COM  	983024100  20,413,834     634,364 	x     634,364

TOTALS                                  410,956,487  32,228,796  	   32,228,796